Earnings Per Share - Additional Informational (Detail) - shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	361,307	0	0